SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Going Concern

a)   Going Concern

The consolidated financial statements as of December 31, 2018 and 2017 have been prepared on a going concern basis as there is a reasonable expectation that Telecom Argentina and its subsidiaries will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months from the end of the reporting period).

Foreign Currency Translation

b)   Foreign Currency Translation

Items included in the financial statements of each of the entities of Telecom are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Argentine pesos, which is the functional currency of all Telecom’s companies located in Argentina. The functional currency for the foreign subsidiaries of Telecom is the respective legal currency of each country.

The financial statements of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the reporting date; for assets and liabilities while income and expenses are translated at the average exchange rates for the year. Exchange differences resulting from the application of this method are recognized in Other Comprehensive Income. The cash flows of foreign consolidated subsidiaries expressed in foreign currencies included in the consolidated financial statements are translated at the average exchange rates for each year.

Foreign Currency Transactions

c)   Foreign Currency Transactions

Transactions in foreign currencies are translated into the functional currency using the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the foreign exchange rate prevailing at the reporting date. Exchange differences are recognized in the consolidated income statement and are included in Debt financial costs and Other financial results, net.

Consolidation

d)   Consolidation

These consolidated financial statements include the consolidation of the assets, liabilities, results and cash flows of Telecom Argentina and its subsidiaries, as well as the consolidation in its financial statements of the assets, liabilities and results under joint control, according to the percentage of interest in the arrangements of the companies and joint ventures (“Interests in joint operations,” point d.2) jointly controlled by it; and, the interest owned by the Company in associates is recognized in one item (companies in which it exercises significant influence, see d.3) Investments in Associates.) Finally, structured entities with the specifications mentioned in point d.4) are included in these consolidated financial statements.

d.1) Control

Control exists when the investor has substantive power over the investee; exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power to affect the amount of returns. Subsidiaries are fully consolidated from the date on which control is transferred to the controlling company. They should be deconsolidated from the date that control ceases.

In the preparation of these consolidated financial statements, assets, liabilities, revenues and expenses of the consolidated subsidiaries are consolidated on a line-by-line basis. Non-controlling interests in the equity and in the profit (loss) for the period are disclosed separately under appropriate captions, respectively, in the consolidated statement of financial position, in the consolidated income statement and in the consolidated statement of comprehensive income.

All intercompany accounts and transactions between Telecom and its subsidiaries have been eliminated in the preparation of these consolidated financial statements.

Financial statements of controlled companies are for the same period and has the same closing date of the parent’s financial statements and are made using the same accounting policies of the Company.

Note 1.a) details the consolidated subsidiaries, together with the interest percentages held directly or indirectly in each subsidiary’s capital stock and votes as of December 31, 2018.

The Company considers transactions with non-controlling companies that do not result in a loss of control as transactions among shareholders. A change in the equity interests held by the Company is considered as an adjustment in the book value of controlling interests and non-controlling interests to reflect the changes in its relative interests. The differences between the amount for which non-controlling interests is adjusted and the fair value of the consideration paid or received and attributed to the shareholders of the controlling company will be directly recognized in equity under a specific reserve in the equity attributed to the parent company.

d.2) Interests in Joint Operations

A joint operation is a contractual arrangement whereby two or more companies undertake an economic activity that is subject to joint control, i.e., when the financial strategy and the operating decisions related to the company’s activities require the unanimous consent of the parties sharing control.

In the cases of joint business arrangements executed through Uniones Transitorias de Empresas ("UTE"), considered joint operations under IFRS 11, the Company recognizes in its financial statements on a line-by-line basis the assets, liabilities and net income subject to joint control in proportion to its share in such arrangements. Telecom, upon absorbing the operations of Cablevisión, holds a 50% share in the UTE Ertach – Cablevisión.

The UTE Ertach – Cablevisión is engaged in the provision of data transmission services and the order channels required to integrate the public administration agencies of the Province of Buenos Aires and its municipal agencies in a single data communication provincial network.

The UTE was created in April 2005 by the Board of Directors of Prima (absorbed by Cablevisión in 2016) and currently has an agreement, with the Ministry of the Chief of the Cabinet of Ministers of the Province of Buenos Aires which was approved under Decree No. 2017-166-E-GDEBA-GPBA, that provides for the data transmission services for the Single Provincial Data Communication Network implemented under the original Bid for a term of 24 months since May 1, 2017.

d.3) Investments in Associates

An associate is an entity over which the Company has significant influence, without exercising control, generally accompanied by equity holdings of between 20% and 50% of voting rights.

The associates’ assets, liabilities and net income are disclosed in the financial statements using the equity method. Under the equity method, the investment in an associate is initially recorded at cost and the book value will be increased or decreased to recognize the investor’s share in the statement of income for the year or in other comprehensive income obtained by the associate, after the acquisition date. The dividends distributions received from the associate will reduce the book value of the investment.

The Company's investment in associates includes the goodwill identified at the time of the acquisition, net of any impairment losses. Goodwill is the excess of the acquisition cost over the Company’s share in the net fair value of the associate’s identifiable assets and liabilities (including contingent ones) measured at the acquisition date. Goodwill is included in the book value of the investment and tested for impairment as part of the investment.

Unrealized gains or losses on transactions between the Company (and its subsidiaries) and the associates are eliminated considering the Company’s interest held in the associates.

If necessary, adjustments are made, to the associates’ financial statements so that their accounting policies are in line with those used by the Company.

d.4) Consolidation of structured entities

The Company, through one of its subsidiaries, has executed certain agreements with other companies for the purpose of rendering on behalf of and by order of such companies certain installation services, collections, administration of subscribers, marketing and technical assistance, financial and general business advising, with respect to cable television services in Uruguay. In accordance with IFRS 10 “Consolidated Financial Statements”, these consolidated financial statements include the assets, liabilities and results of these companies. Since the Company does not hold an equity interest in these companies, the offsetting entry of the net effect of the consolidation of the assets, liabilities and results of these companies is disclosed under the line items "Equity attributable to non-controlling interests" and "Net Income attributable to non-controlling interests".

Call Option Agreement of Adesol

On December 22, 2016, Adesol S.A. entered into a call option agreement (the “Call Option Agreement”) with the majority shareholder of the special purpose entities, whereby, Adesol has the right to exercise, until December 31, 2021, the irrevocable call option on the shares of those companies (the “Call Option”). If it exercises the Call Option, the purchase price has been preliminarily established in the amount of $128, subject to an eventual adjustment in case certain circumstances provided under the Call Option Agreement occur.

In addition to the execution of the Call Option Agreement, Adesol S.A. paid to the grantor of the call option an option premium the amount of $45 (the amount restated to current currency of December 31, 2018 amounts to $83 ). If Adesol S.A. does not exercise the Call Option, the seller shall irrevocably retain the amount paid by Adesol S.A., and the agreement will be terminated.

If it exercises the Call Option, the assignment, sale and transfer of the shares to Adesol shall be subject, as condition precedent, to the approval by the Communication Services Regulatory Agency of the Republic of Uruguay.

In addition, on December 28, 2017, the parties executed an amendment to the Option Agreement and the Seller sent a notice to Adesol, whereby: (i) the Call Option Period was extended for two additional years, thus the expiration date is December 31, 2023; (ii) the Purchase Price of the Shares was set precisely and definitively US$ 5,011,747 and $45; (iii) Adesol undertook to pay, within ten business days as from December 30, 2017, a Supplement to the Option Premium in the amount of US$ 4,500,000; and (iv) in the event that Adesol S.A. has paid the Seller the Supplement to the Option Premium and Adesol S.A. does not exercise the Call Option within the Call Option Period, the Seller undertakes to return to Adesol S.A., within ten business days as from the expiration of the Call Option Period, the amount of US$ 2,500,000 received as partial payment of the Supplement to the Call Option Premium. In view of the above, on January 16, 2018, Adesol S.A. paid to the Seller the Supplement to the Call Option Premium. Such amount was allocated under “Other deferred” in the statement of changes in equity and amounts to $91 at the exchange rate prevailing at the time of its payment (the amount restated to current currency of December 31, 2018 amounts to $132).

d.5) Business Combinations

The Company applies the acquisition method of accounting for business combinations. The consideration for each acquisition is measured at fair value (on the date of exchange) of the assets given, the liabilities incurred or assumed, and the equity instruments issued by the Company in exchange for the control of the acquired company. The costs related to the acquisition are expensed as incurred.

The consideration for the acquisition, if any, includes any asset or liability arising from a contingent consideration arrangement, measured at fair value at the acquisition date. Subsequent changes to such fair value, identified during the measurement period, are adjusted against the acquisition cost.

The identifiable assets, liabilities and contingent liabilities of the acquired company that meet the conditions for recognition under IFRS 3 are recognized at fair value at the acquisition date, except for certain particular cases provided by such standard.

Any excess of the acquisition cost over the Company’s share in the net fair value of the acquired’s identifiable assets, liabilities and contingent liabilities measured at the acquisition date is recognized as goodwill. Any excess of the Company’s share in the net fair value of the identifiable assets, liabilities and contingent liabilities over the acquisition cost, after its measurement at fair value, is immediately recognized in the income statement.

d.6) Accounting treatment for the acquisition of the remaining shareholding (30%) of the subsidiary CV Berazategui

On April 4, 2018, the Company acquired shares representing 30% of the capital stock and votes of CV Berazategui for a total amount of US$ 8,968,000, equivalent to $181 at the date of the transaction.

The remaining 70% of the capital stock and votes of CV Berazategui are owned by Pem, a company controlled by Telecom Argentina.

This operation represents a transaction between the controlling and non-controlling shareholders in the consolidated financial statements. For this reason, the non-controlling interest of $5, which represents 30% of the equity value of CV Berazategui, was adjusted and the difference between the purchase price of $181 and the non-controlling interest was recorded in "Other deferred" within Net Equity attributable to controlling shareholders as of December 31, 2018, in accordance with IFRS 10 (the amount restated to current currency of December 31, 2018 amounts to $237).

Revenues

e)   Revenues

Revenues are recognized to the extent the sales agreement has commercial substance, provided it is considered probable that economic benefits will flow to the Company and their amount can be measured reliably.

Revenues are stated net of discounts and returns (such as handset returns). The Company discloses its revenues into two large groups: Services and equipment. Revenues from services are recognized over the time services are rendered to the customers. Revenues from sales of equipment are recognized at the point in time when the control is transferred and the performance obligation is performed.

Revenues from transactions that include more than one item have been recognized separately to the extent they have commercial substance on their own.

The sale prices identified in the different sales transactions are net prices of discounts (list price less discounts or bonifications if applicable). In those cases in which the payment is delayed over time, as for example in construction contracts, the effect of the time value of money must be withdrawn.

Financed sales are recognized at the value of future income discounted at a market rate assessed at the beginning of the transaction.

The main performance obligations of Telecom and its subsidiaries are the following:

•	Mobile Services

Telecom provides mobile services in Argentina and Paraguay through wireless networks.

Services revenues consist of monthly basic fees, airtime usage charges, roaming, TLRD, CPP charges (as from October 1 these charges were no longer recognized as CPP and began to be recognized as a call termination charge), charges for VAS (among them, call waiting, voicemail, SMS and multimedia) and other services.

Basic fees are generally billed monthly in advance, disclosed net of trade receivables until services are rendered.

Revenues from the sale of prepaid calling cards are recognized in the period during which traffic is used, or when the card expires, whichever occurs first. Remaining unused traffic for unexpired calling cards is shown as “Deferred revenue on prepaid calling cards” under Other liabilities.

Revenues from sales of mobile equipment consist mainly of the sale of handsets to customers and own agents.

Generally, in cases of combined sales, the handset is sold with a discount in the price, but not when the handset is sold separately. In connection with mobile telephony service, it is generally offered at the same selling price, without any discount in case it is offered together with a handset. In those cases of combined sales, IFRS 15 (Revenue from Contracts with Customers), adopted by Telecom as from January 1, 2018, requires to allocate the selling price to each performance obligation according to its proportional standalone selling price for the agreed-upon stipulated contractual term.

Taking into consideration that the customer pays for the handset the price net of the discount and that, under the application of the method detailed in the previous paragraph, the discount applied to the handset is assigned between handset sale revenues and service revenues, a contractual asset will be initially recognized. The contract of individuals is a contract for an indeterminate period and the payment of the handset is net of discounts. In such cases, the contractual asset will be reversed within a period of one month. In the case of large customers, the contractual asset will decrease to the extent service revenues are recognized, and will be fully derecognized in the 24th month, that is the stipulated contractual term for this type of customers. The method used provides a faithful representation of the transfer of goods or services in mobile services contracts in which more than one good or service is offered.

•	Internet Services

Internet revenues mainly consist of monthly fees received from residential and corporate customers for data transmission (including private networks, dedicated lines, broadcasting signal transport and videoconferencing services) and Internet services (mainly high-speed subscriptions - broadband).

Non-refundable up-front connection fees (revenues at a point in time), generated at the beginning of the relationship with the customers, are deferred and charged to income over the term of the contract or, in the case of indefined period contracts, over the average period of the customer relationship.

•	Cable Television Services

Cable Television Services comprise the operation of cable television networks installed in different locations of Argentina and Uruguay. In addition, Tuves holds a license for the provision of DATH services in Paraguay.

Cable television basic fees are billed in advance and are recognized as revenues when services are provided.

Revenues from the installation (“one-time” revenues) non-refundable of these services are deferred and charged to income in the estimated average term of the relationship with the customer.

•	Fixed Telephony and Data services

Domestic fixed telephony services revenues mainly consist of monthly fees, measured service and monthly fees for additional services (among others, call waiting, itemized billing and voicemail).

Basic fees are generally billed monthly in advance, disclosed net of trade receivables, and are recognized as revenues when services are provided.

Non-refundable up-front connection fees for fixed telephony and data services (one-time revenues), generated at the beginning of the relationship with the customers, are deferred and charged to income over the term of the contract or, in the case of indefinite period contracts, over the average period of the customer relationship.

Reconnection fees charged to customers when resuming service after suspension are deferred and recognized ratably over the average life for those customers who are assessed a reconnection fee. Associated direct expenses are also deferred over the estimated customer relationship period up to an amount equal to or less than the amount of deferred revenues. Generally, reconnection revenues are higher than its associated direct expenses.

Revenues on construction contracts are recognized based on the stage of completion (percentage of completion method). This method provides a faithful representation of the transfer of assets in construction contracts, given that revenues are recognized to the extent of the progress of the construction. When the outcome of a construction contract can be estimated reliably, the revenues and costs associated with the construction contract are recognized as revenues and expenses respectively by reference to the stage of completion of the contract activity at the end of the reporting period. When it is probable that total contract costs will exceed total contract revenues, the expected losses are immediately recognized as expenses.

As of December 31, 2018 revenues from construction contracts were recognized for $160 and cost of construction contracts were recognized for $155. In relation to construction contracts; $322 of deferred revenues and $537 of inventories were recognized as of December 31, 2018.

Financial Instruments

f)   Financial Instruments

Financial assets and liabilities, on initial recognition, are measured at transaction price as of the acquisition date. Financial assets are derecognized in the financial statement when the rights to receive cash flows from them have expired or have been transferred and the Company has transferred substantially all the risks and benefits of ownership.

f.1) Financial Assets

Upon initial recognition, in accordance with IFRS 9, financial assets are subsequently measured at either amortized cost, or fair value, on the basis of:

(a) the Company’s business model for managing the financial assets; and

(b) the contractual cash flow characteristics of the financial asset.

A financial asset shall be measured at amortized cost if both of the following conditions are met:

(a) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows, and

(b) the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset that is not measured at amortized cost according to the paragraphs above is measured at fair value.

Financial assets include:

Cash and Cash Equivalents

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed three months.

Cash and cash equivalents are recorded, according to their nature, at fair value or amortized cost.

Time deposits are valued at their amortized cost.

Investments in mutual funds are carried at fair value. Gains and losses are included in Other Financial Results, net - Interest and Gains on investments.

Investments in Government Bonds were valued at amortized cost or at fair value, depending on the business model established by the Company´s Management.

Trade and Other Receivables

Trade and other receivables classified as either current or non-current assets are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less allowances for doubtful accounts.

As mentioned in section e) Revenues, contractual assets originated by the application of IFRS 15, either current or non-current, are initially recognized at fair value and subsequently measured at amortized cost, less allowances for doubtful accounts, if any.

Investments

Government Bonds include the Bonds issued by National, Provincial and Municipal Governments. Depending on the business model adopted by Management, Bonds may be valued at amortized cost or at fair value and its results are recognized under Other Financial Results, net - Interest and Gains on other investments.

Time deposits are valued at amortized cost.

Investments in mutual funds are carried at fair value. Gains and losses are included in Other Financial Results, net - Interest and Gains on investments.

Those National, Provincial and Municipal Governments bonds denominated in foreign currency whose initial intention is to keep them until their maturity, are measured at amortized cost and bear an interest in foreign currency. In this particular case, Management estimated the US Dollar denominated cash flows to be generated until maturity and compared that amount to the fair value of the instrument in US Dollars at the acquisition date. The acquisition cost in US Dollars has been adjusted by applying the Internal Rate of Return (IRR) and the resulting value was converted to Argentine pesos using the exchange rate as of the date of measurement. The exchange differences generated by these bonds are included in Other financial results, net - Foreign currency exchange gain (loss).

Other investments in Government Bonds are valued at fair value.

The 2003 telecommunications fund was recorded at fair value.

Impairment of Financial Assets

At the time of initial recognition of financial assets (and at each closing), the Company estimates the expected losses to be generated by the assets, with an early recognition of a provision, pursuant to IFRS 9.

With regard to trade receivables, and using the simplified approach provided by such standard, the Company measures the allowance for doubtful accounts for an amount equal to the lifetime expected credit losses.

The expected losses to be recognized are calculated based on a percentage of uncollectibility per maturity ranges of each financial credit. For such purposes, the Company analyzes the performance of the financial assets by type of market. Such historical percentage must contemplate the future collectibility expectations regarding those credits and, therefore, those estimated changes in performance.

Derecognition of Financial Assets

The Company derecognizes a financial asset when the contractual rights to the cash flows of such assets expire or when it transfers the financial asset and, therefore, all the risks and benefits inherent to the ownership of the financial asset are transferred to another entity. If the Company retains substantially all the risks and benefits inherent to the ownership of the transferred asset, it will continue to recognize it and will recognize a liability for the amounts received.

f.2) Financial Liabilities

Financial liabilities comprise trade payables (excluding Derivatives, if applicable), financial debt, salaries and social security payables (see point n) below), Dividends payable and certain liabilities included in Other Liabilities.

Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost. Amortized cost represents the initial amount net of principal repayments made, adjusted by the amortization of any differences between the initial amount and the maturity amount using the effective interest method.

Derecognition of Financial Liabilities

The Company shall derecognize a financial liability (or part of it) when it has been extinguished, i.e., when the obligation specified in the corresponding agreement is discharged, cancelled or expires.

f.3) Derivatives

Derivatives are used by Telecom and its subsidiaries to manage its exposure to exchange rate and interest rate risks and to diversify the parameters of debt so that costs and volatility can be reduced to pre-established operational limits.

All derivative financial instruments are measured at fair value in accordance with IFRS 9. Derivative financial instruments qualify for Hedge Accounting if and only if all of the following conditions are met:

a)  The hedging relation consists only of hedging instruments and eligible hedged items;

b)  The hedging relation and the risk management strategy and purpose are formally designated and documented since its inception; and

c)  the hedge is expected to fulfill the efficacy requirements described in Note 21.c – Hedge Accounting.

When a derivative financial instrument is designated as a cash flow hedge the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other Comprehensive Income. The cumulative gain or loss is removed from OCI and recognized in the consolidated income statement at the same time as the hedged transaction affects the consolidated income statement. The gain or loss associated with the ineffective portion of a hedge is immediately recognized in the consolidated income statement. If the hedged transaction is no longer probable, the cumulative gains or losses included in OCI are immediately recognized in the consolidated income statement.

If the hedged item is a prospective transaction that results in the recognition of a non-financial asset or liability or a firm commitment, the cumulative gain or loss that was initially recognized in OCI is reclassified to the carrying amount of such asset or liability.

If Hedge Accounting is not appropriate, gains or losses arising from the fair value measurement of derivative financial instruments are immediately recognized in the consolidated income statement.

For additional information about derivatives operations during the years ended December 31, 2018 and 2017, see Note 21.

Inventories

g)   Inventories

Inventories are measured at the lower of restated cost and net realizable value. The cost is determined under the weighted average price method. The net realizable value represents the estimated selling price in the ordinary course of business less the applicable variable selling expenses. In addition, the Company estimates and records allowances for obsolete and slow-moving inventories.

The value of inventories does not exceed its recoverable value at the end of the year.

PP&E

h)   PP&E

PP&E is stated at restated acquisition or construction cost. Subsequent expenditures are capitalized only when they represent an improvement, it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably.

The other subsequent costs are recognized as expenses for the period in which they are incurred. When a tangible fixed asset comprises major components having different useful lives, these components are accounted for as separate items if they are significant.

PP&E cost also includes the expected costs of dismantling the asset and restoring the site if a legal or constructive obligation exists. The corresponding liability is recognized under Provisions line item at its present value. These capitalized costs are depreciated and charged to the consolidated income statement over the useful life of the related assets in the Depreciation, amortization and impairment of PP&E and Intangible assets item line.

The accounting estimates for dismantling costs, including discount rates, and the dates in which such costs are expected to be incurred are reviewed on an annual basis. Changes in the above liability are recognized as an increase or decrease of the cost of the related asset and are depreciated prospectively.

In addition, PP&E costs include those related to the installation that allows the customer to connect to the service, in Fixed network and transportation. Those costs comprise labor costs and the materials required to install wiring.

Borrowing costs attributable to the acquisition or construction of certain capital assets are capitalized as part of the cost of these assets until they are ready for their intended use or sale, under IAS 23 (“Borrowing Costs”.) The assets in respect of which borrowing costs are capitalized are those that necessarily take a substantial period of time to get ready for their intended use (qualifying assets under IAS 23).

The value of PP&E does not exceed its recoverable value estimated at the end of the year.

Depreciation of PP&E owned is calculated on a straight-line basis over the ranges of estimated useful lives of each class of assets. The ranges of the estimated useful lives of the main classes of PP&E are the following:

Estimated Useful
Life (in years)
Real Estate	50
Fixed Network and Transportation	5 – 10
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	5 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

The depreciation rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously taking into account, among others, technological obsolescence, maintenance and condition of the assets and different intended use from previous estimates. The effect of such changes is recognized prospectively in the income statement in the corresponding period.

Intangible Assets

i)   Intangible Assets

Intangible assets are recognized if and only if the following conditions are met: The asset is separately identifiable, it is probable that the expected future economic benefits that are attributable to the asset will flow to the entity; and the cost of the asset can be measured reliably.

Intangible assets with a finite useful life are stated at restated cost, less accumulated amortization and impairment losses, if any.

Intangible assets with an indefinite useful life are stated at restated cost, less accumulated impairment losses, if any.

Intangible assets comprise the following:

- Incremental Costs from the Acquisition of Contracts

Certain direct incremental costs incurred for the acquisition of new subscribers are capitalized as intangible assets to the extent the conditions for the recognition of an intangible asset are met, pursuant to IFRS 15, i.e. provided the Company expects to recover those costs and provided they are costs that the Company would not have incurred if the contract had not been successfully obtained.

Subsequently, said assets will be amortized under the straight-line method over the contractual relationship of the related transferred service. These costs are amortized over a period of two years.

-  3G/4G licenses

As described in Note 2.e Spectrum, it includes 3G and 4G frequencies awarded by the SC to Personal in November 2014 and June 2015. In accordance with Section 12 of the Auction Terms and Conditions, they were granted for a period of 15 years as from the date of awarding notification.

Consequently, the Company's management has concluded that the 3G and 4G licenses have a finite useful life and, therefore, they are amortized under the straight-line method over 180 months as from their award.

Pursuant to Section 4.d) of PEN Decree No. 1,340/16 and Resolution No. 528/2018, which is described in Note 2.e), the remaining useful life of the frequencies included in Lot 8 of the auction was re-estimated. In consequence, the 700Mhz bands will finish amortizing in January 2033.

In addition, the licenses that had been previously awarded to Nextel whose useful life is calculated as from the beginning of the provision of the Advanced Mobile Communication Services SCMA or upon expiration of the 18-month term provided under Section 10.1, subsection a), Annex I, Decree No. 764/2000 for the beginning of the provision of the Services, whatever occurs first.

- PCS license (Argentina)

The Company’s Management, based on an analysis of the relevant characteristics of this license, has considered the license having an indefinite useful life since there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity. Therefore, this license is subject to a recoverability assessment at least on an annual basis.

No impairment losses have been recorded for those intangible assets for any of the three years presented.

- Núcleo´s licenses

PCS license is amortized under the straight-line method over 60 months, ending its amortization in fiscal year 2017.

On June 2017, Núcleo required the renovation of that license. Finally, and after that the CONATEL issued, according to the Telecommunication law, resolutions of precarious extensions in the second quarter 2018, the PCS license was renewed for approximately $64, which amortizes in 60 months.

The 700 MHz- band spectrum licenses acquired by Núcleo during the first quarter of 2018 for US$24 million are amortized over a term of 10 years.

- SRCE License

SRCE License has indefinite useful life. At the end of the year, no impairment losses have been recognized on these intangible assets.

- Customer relationship

It comprises mainly contracts with Telecom’s and Tuves Paraguay’s customers that were incorporated as a result of the merger between Telecom and Cablevisión (see Note 4.a)). They are amortized over the estimated term of the relationship with the acquired customers: for fixed-telephony customer such term was estimated at 10 years, for mobile telephony customers in Argentina it was estimated at 6 years, and for mobile telephony customers in Paraguay it was estimated at 5 years.

- Brands

It includes the Brand Cablevisión, which is amortized over 50 years, and the Brand Flow, which is amortized over 3 years. In addition, as a result of the Merger described under Note 4.a), the brands of Telecom (“Telecom”, “ARNET” and “Personal”, both in Argentina and in Paraguay) which are not amortized because they have been considered of indefinite useful life.

- Other

It includes Exclusivity Rights, Rights of Use, among others. The average useful life is estimated at 5 and 28 years.

Goodwill

j)   Goodwill

Goodwill is recognized as a difference between the fair value of the consideration paid and the amount of the non-controlling interest, if any, less the fair value of the net assets identified in each business combination. Goodwill has indefinite useful life and its recoverable value must be assessed at least once a year.

No impairment losses have been recorded for goodwill at year-end.

Leases

k)   Leases

Finance Leases

Leases that transfer substantially all the risks and benefits incidental to ownership of the leased asset are classified as finance leases. All other leases are classified as operating.

As of December 31, 2018 Telecom and its subsidiaries do not have current financial lease agreements or residual value of fixed assets acquired by financial leases.

Operating Leases

Lease payments under an operating lease are recognized as an expense on a straight-line basis over the lease term unless another systematic basis is more representative.

In the normal course of business, the Company leases cell sites, switch sites, satellite capacity and circuits, among others, under various non-cancellable operating leases. Rental expenses are included under Interconnection and transmission costs and Other operating income and expenses items lines in the consolidated income statement during the term of the lease.

Impairment of PP&E, Intangible Assets and Goodwill

l)   Impairment of PP&E, Intangible Assets and Goodwill

The Company assesses whether there are any indicators of impairment of the assets that are subject to amortization. Both internal and external factors are considered for this purpose. Internal factors include, among others, obsolescence or physical damage of the asset, and significant changes in the extent to which, or manner in which, an asset is used or expected to be used and internal reports that may indicate that the economic performance of the asset is, or will be, worse than expected. External sources include, among others, the market value of the asset, significant changes in the legal, economic, technological or markets environment, increases in market interest rates and the cost of capital used to evaluate investments, and an excess of the carrying amount of the net assets of Telecom over market capitalization.

The carrying value of an asset is considered impaired by the Company when it is higher than its recoverable amount. In that event, a loss shall be immediately recognized in the statement of income.

The recoverable value of an asset is the higher of its fair value (less selling costs) or its value in use. In calculating the value in use of an asset, the estimated future cash flows are discounted to present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the evaluated asset.

Where it is not possible to estimate the recoverable value of an individual asset, the Company estimates the recoverable value of the cash-generating unit to which the asset belongs.

Intangible assets with an indefinite useful life and goodwill are not subject to amortization and are tested at least annually for impairment. The intangible assets with an indefinite useful life held by the Company as of December 31, 2018 are the PCS license in Argentina, the brands acquired with the business combination (see Note 4.a) and the SRCE license. The intangible asset with indefinite useful life held by the Company as of December 31, 2017 is the SRCE license. Its recoverable amount is determined based on the value in use, which is estimated using discounted net cash flows projections.

For the years presented, the Company estimates that there is no indication of impairment of the assets that are subject to amortization, with the exception of, mainly, the impairment recognized for the brand Arnet for $1,623. The Company decided, in the fourth quarter of 2018, to discontinue the use of the trademark Arnet for the commercialization of its broadband product during the year 2019. The customers that currently use said brand will now use said service under the brand Fibertel. This will allow the Company to simplify its brand portfolio completing the alignment of products, and to establish a better and more direct communication with our customers.

The net effects of the constitution and recovery of the above-mentioned impairments are recorded under “Impairment of PP&E”, which is described under Note 23.

Other Liabilities

m)   Other Liabilities

Pension Benefits

Pension benefits shown under Other liabilities represent accrued benefits under collective bargaining agreements for employees who retire upon reaching normal retirement age, or earlier due to disability in Telecom Argentina. Benefits consist of the payment of a single lump sum equal to the salary of one month for each five years of service at the time of retirement due to retirement age or disability. The collective bargaining agreements do not provide for other post-retirement benefits such as life insurance, health care, and other welfare benefits.

The net periodic pension costs are recognized in the income statement, segregating the financial component, as employees render the services necessary to earn pension benefits. However, actuarial gains and losses should be presented in the statements of comprehensive income. Actuarial assumptions and demographic data, as applicable, were used to measure the benefit obligation as required by IAS 19 revised. The Company does not make plan contributions or maintain separate assets to fund the benefits at retirement.

The actuarial assumptions used are based on market interest rates, past experience and Management’s best estimate of future economic conditions. Changes in these assumptions may impact future benefit costs and obligations. The main assumptions used in determining expense and benefit obligations are the:

	2018	2017
Discount Rate (1)	6.4% - 15.2%	4.6% - 9.2%
Projected increase rate in compensation	10.0% - 31.2%	8.0% -16.3%

(1)Represents estimates of real interest rate rather than nominal rate.

Additional information on pension benefits is provided in Note 17.

Deferred revenues on prepaid calling cards

Revenues from unused traffic and data packs for unexpired calling cards are deferred and recognized as revenue when the minutes and the data are used by customers or when the card expires, whichever happens first. For more information, see Note 3.e) Revenues – Mobile services.

Deferred revenues on connection fees

Non-refundable up-front connection or installation fees for fixed telephony, data, cable and Internet services are deferred over the term of the contract, or in the case of indefinite period contracts, over the average period of customer relationship. For more information, see Note 3.e) Revenues – Fixed Telephony and Data services, Internet services and Cable television services.

Deferred Revenues related to Customer Loyalty Programs

The fair value of the award credits regarding the Company and Núcleo’s customer loyalty program is accounted for as deferred revenue and recognized as revenue until the award credits are redeemed or expire, whichever occurs first.

Deferred Revenues on International Capacity Leases

Under certain network capacity purchase agreements, the Company sells excess purchased capacity to other carriers. Revenues are deferred and recognized as services are provided.

Government grants for the acquisition of PP&E

Government grants for the acquisition of PP&E must be recognized on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate. In accordance with IAS 20 the government grants related to assets can be presented either as deferred income or as a reduction of the carrying amount of related asset. The Company, in relation to subsidies received by its subsidiaries, elected the first alternative provided by the standard considering that recognition as deferred income adequately reflects the business purpose of the transaction. Therefore, the related assets are recognized at the cost incurred in the construction of the engaged infrastructure and the government grant was accounted for as deferred income in Other liabilities - Other and recognized in profit or loss starting at the time the infrastructure becomes operative and throughout its useful life.

Salaries and Social Security Payables

n)   Salaries and Social Security Payables

Include unpaid salaries, vacation and bonuses and its related social security contributions, as well as termination benefits. See Note f.2) for a description of the accounting policies regarding the measurement of financial liabilities.

Termination benefits represent severance indemnities that are payable when employment is terminated in accordance with labor regulations and current practices, or whenever an employee accepts voluntary redundancy in exchange for these benefits. In the case of severance compensations resulting from agreements with employees leaving the Company upon acceptance of voluntary redundancy, the compensation is usually comprised of a special cash bonus paid upon signing the severance agreement, and in certain cases may include a deferred compensation, which is payable in monthly installments calculated as a percentage of the prevailing wage at the date of each payment (“prejubilaciones”). The employee’s right to receive the monthly installments mentioned above starts on the date they leave the Company and ends either when they reach the legal mandatory retirement age or upon the decease of the beneficiary, whichever occurs first.

Taxes Payable

o)   Taxes Payable

Includes mainly: Income Tax, Other National Taxes, Provincial Taxes and Municipal Taxes. The main taxes that represent an expense for the Company are the following:

Income Tax

Income tax (national tax) is recognized in the consolidated income statement, except to the extent that they relate to items directly recognized in Other comprehensive income or directly in equity. In this case, the tax is also recognized in Other comprehensive income or directly in equity, respectively. The income tax expense for the period/year comprises current and deferred tax.

If the income tax payments and withholdings exceed the amount to pay for the current tax, the excess shall be recognized as a tax credit, only if it is recoverable.

As per Argentinean Tax Law, income taxes payables have been computed on a separate return basis (i.e., the Company is not allowed to prepare a consolidated income tax return).

The Company records income taxes in accordance with IAS 12. Deferred taxes are recognized using the liability method, which provides for the assessment of net deferred tax assets or liabilities based on temporary differences. Temporary differences arise when the tax base of an asset or liability differs from their carrying amounts in the statement of financial position, whose future reversal affects tax results. The deferred tax asset / liability is disclosed under a separate item of the Consolidated Financial Statements.

A deferred income tax asset or liability is recognized on those differences, except for those differences related to investments in subsidiaries abroad that generate a deferred income tax liability due to the difference in the income tax rates, only in those cases where the timing of the reversal of the temporary difference is controlled by the Company and it is not probable that the temporary difference will reverse in the foreseeable future.

Deferred tax assets relating to unused tax carryforwards are recognized to the extent that it is probable that future taxable income will be available against which they can be utilized. Deferred tax assets that may arise from investment in subsidiaries are recognized when it is probable that the temporary differences will be reversed in the foreseeable future and when future taxable income would be sufficient to apply those temporary differences.

A deferred tax asset shall be subjected to a recoverability test at the end of every reporting period. The company shall reduce the carrying amount of the deferred tax asset if it is probable that future taxable income will not be available before its prescription that allows applying the tax deductions of the deferred tax asset. This reduction could be reversed in future periods, to the extent that the Company recovers the expectation of enough future taxable income to apply these deductions.

The legal rate in force in the Argentine Republic for the current period is 30% (years beginning on January 1, 2018 to December 31, 2019, inclusive) established by Law No. 27,430 of December 29, 2017. This law establishes that from January 1, 2020 onward, the legal rate will be 25%. The current legal rate for years ended December 31, 2017 and 2016 was 35%.

For the determination of the deferred tax as of December 31, 2018, the Company has considered, according to the guidelines of IAS 12, the moments in which the temporary differences will be reversed in order to apply the corresponding rate based on the provisions by Law No. 27,430.

The collection of dividends from the investment in a foreign company is achieved by the income tax at the general tax rate. Likewise, the Argentine legislation allows computing as a tax credit the sums paid for analogous taxes abroad.

In Uruguay, the statutory income tax rate is 25% for the years presented.

The statutory income tax rate in Paraguay was 10% for the years presented. As per Paraguayan Tax Law, dividends paid are computed with an additional income tax rate of 5%, representing an effective tax rate of 15%. In addition, a deferred tax liability is recognized in Telecom Argentina due to the effect of the difference in the profit tax rates between Argentina and Paraguay on Núcleo accumulated profits because it is probable that these accumulated results flow as dividends and generate a future payment of income tax in Telecom Argentina in accordance with the Argentine law principle of "worldwide income".

The statutory income tax rate in the United States was 39.5% for the year ended December 31, 2017. Since January 1, 2018, a new Income Tax Law is applicable, which modifies the flat federal rate to 21% changing the total legal income tax rate from 39.5% to 26.5%.

Tax on Minimum Presumed Income

In Argentina, the tax on minimum presumed income (impuesto a la ganancia mínima presunta) is supplementary to income tax. The Company assesses this tax at the effective rate of 1% on the taxable assets at year-end. The Company’s tax liability for each year will be equal to the higher of the tax on minimum presumed income assessment or the income tax liability assessed at the legally effective rate on the estimated taxable income for the year. However, if the tax on minimum presumed income exceeds the income tax liability in any given fiscal year, the excess may be creditable against any excess of income tax liability over the tax on minimum presumed income in any of the following ten fiscal years.

Notwithstanding the provisions of the law, pursuant to AFIP Instruction No. 2/2017, companies shall not be subject to tax on minimum presumed income as long as they recognized accounting and tax losses in the relevant fiscal period.

In addition, Law No. 27,260 establishes that tax on minimum presumed income will lose its effectiveness as from fiscal years beginning on or after January 1, 2019.

During fiscal year 2018 Telecom is subject to tax on minimum presumed income tax since it has recognized accounting gains but income tax losses.

As of December 31, 2018, the tax on minimum presumed income balance has been capitalized in the consolidated financial statements because we estimate that the amounts paid and to be paid for this tax will be recoverable within the statute of limitations, based on the Telecom and its subsidiaries’ current business plans.

Declaration as Fulfilled Taxpayer

Pursuant to Law No. 27,260, Argentine companies that have properly fulfilled their tax obligations during the two fiscal year periods prior to the 2016 fiscal year and have complied with other requirements may qualify for an exemption from the personal assets tax for the 2016, 2017 and 2018 fiscal years. The request for this tax exemption should be filed before March 31, 2017.

Telecom Argentina and Cablevisión have already filed this request related to the payment of the tax on personal property as substitute taxpayer– on behalf of Shareholders. The Company’s Management believes that the requirements to obtain said exemptions were duly fulfilled. However, it cannot be assured that the Tax Authorities will not challenge said situation.

Provincial Taxes: Turnover Tax

This tax is levied on companies based in Argentina for the activities carried out in each province of the country. Rates differ depending on the jurisdiction where revenues are earned for tax purposes and on the nature of revenues (for example, sale of services and equipment).

Other taxes and levies

Since the beginning of 2001, telecommunication services companies have been required to make a SU contribution to fund SU requirements (Note 2.d). The SU tax is calculated as a percentage of the total revenues received from the rendering of telecommunication services, net of taxes and levies applied on such revenues. The rate is 1% of total billed revenues and adopts the “pay or play” mechanism for compliance with the mandatory contribution to the SU fund.

Audiovisual Communication Services Law No. 26,522 established a tax on audiovisual communication services. According to the law, the holders of those services must pay a tax proportional to the amount of gross revenues from the sale of traditional and non-traditional advertising, programs, signals, contents, subscriptions and any other item that arises from the exploitation. In the case of cable operators, the tax rate varies between 2% and 5% based on the number of inhabitants in the area where the service is rendered. In the case of licensees, permit holders, authorized entities and owners of the registered title of signals who are registered VAT payers and are also subject to the tax established by Law No. 26,522, 100% of the amounts effectively paid under the tax established by the new law may be creditable against VAT.

In addition, the Company makes payments for copyrights to several institutions such as AADI-CAPIF, SADAIC, ARGENTORES. Those rights are calculated on similar bases as those indicated in the previous paragraph and the rates range between 0.1% and 1%.

Tax Reform and Consensus on - Laws No. 27,429, 27,430, 27,432, 27,467 and amendments

1.Tax Reform

On December 29, 2017, the PEN issued Law No. 27,430 - ruled through Regulatory Decree No. 1170/2018, which establishes a comprehensive reform of the tax system effective as from 2018. Some of the changes implemented by this law were modified by other regulations during 2018.

Among other things, were introduced modifications to income tax (both corporate and individual matters), Value Added Tax (“VAT”), excise taxes, employer’ social security contributions, the tax procedure regime and the criminal tax regime.

The main changes that have an impact on corporate income tax are the following:

Income tax

•	Changes to corporate income tax rate and withholding on distributed dividends

The Law No. 27,430 reduced the corporate income tax rate from 35% to 30% for fiscal years beginning on or after January 1, 2018 up to and including December 31, 2019, and to 25% for fiscal years beginning on or after January 1, 2020.

In addition, it was established a withholding tax regime on distributed dividends at a rate of 7% for distributions of profits generated during fiscal years beginning on or after January 1, 2018, and at a rate of 13% for those beginning on or after January 1, 2020. The earnings generated in fiscal years ended on or before December 31, 2017 do not fall within the withholding provision at the time of distribution. The withholding only applies to those shareholders that are individuals residing in Argentina and non-resident individuals.

Additionally, the Law repeals the “equalization tax” (i.e., 35% withholding on dividend distributions exceeding accumulated taxable income) for distributions of profits generated during fiscal years beginning on or after January 1, 2018.

•	Gain/Loss on purchase-sale of shares.

The Law maintains the 15% capital gains tax rate for Argentine resident individuals or foreign beneficiaries (in the case of foreign beneficiaries, it is calculated on the presumed net gain equal to 90% of the sale price). In the case of local legal entities, the Law establishes a general rate of 30% for fiscal years ended December 31, 2018 and 2019, and 25% for the following years.

In the case of individuals and undivided estates residing in Argentina, however, the results derived from transfers of shares are exempted from income tax to the extent that the transfer consists in a public placement authorized by the CNV or if the transactions were carried out in markets authorized by that agency under segments that guarantee price/time priority and by crossing of offers (such as the shares of Telecom Argentina) or carried out through a public tender offering and/or exchange authorized by the CNV. Decree No. 1,170/2018 provides that the conversion process whereby individuals or undivided estates residing in Argentina cease to be holders of non-exempted ADRs to become holders of the underlying exempted shares will be deemed a taxable transfer of ADRs at the fair value as of the conversion date.

The foregoing exemption will also be applicable to foreign beneficiaries to the extent that such beneficiaries, or, in its case, depositors, do not reside in, and the funds do not come from, non-cooperative jurisdictions. In the case of foreign beneficiaries, the exemption will also be applicable, among other things, to income from depositary receipts or certificates issued abroad when those shares, were issued by entities domiciled in Argentina (ADRs).

•	Assets - Tax Revaluation (optional)

The Law No. 27,430 established the revaluation, on a general basis of the cost of several assets -in case of transfers- and the revaluation of the depreciation of property, plant and equipment, for all the acquisitions or investments made as from January 1, 2018 based on the variation of the IWPI. However, Law No. 27,468, published on December 4, 2018, provides that the adjustment must be made based on the variation of the CPI.

In addition, an optional regime for the revaluation for tax purposes of assets located in Argentina that generate taxable income was established. In the case of the Company, the revaluation option is applicable to assets existing as of December 31, 2017. Pursuant to the Law, the new tax value of the assets will be determined by applying a "revaluation factor," set forth in the Law, according to the calendar year of the asset's acquisition or construction, on the tax value originally assessed, each year or period since the asset's acquisition or construction. In the case of real estate or movable property subject to amortization, the value may be assessed by an appraiser under certain conditions.

The Law imposes a one-time special tax on the amount of the revaluation. Such tax is not deductible from income tax. The applicable rate will vary depending on the type of assets:

•	Real estate (qualifying as property, plant and equipment) 8%
•	Real estate (qualifying as inventories): 15%
•	Shares, quotas and other participations owned by resident individuals: 5%
•	All other assets: 10%

The option must be exercised on all the taxpayer’s assets that integrate the same category of assets. Once the option is exercised, the taxpayer is able to calculate the amortization and cost in the income tax over the revalued assets. Likewise, such revaluation was updated since January 1, 2018 on the base of the variation of the CPI as provided by Law No. 27,468.

The law requires taxpayers that opt for the special asset revaluation regime to waive any judicial or administrative claims for the purpose of requesting the application, for tax purposes, of adjustments of any kind, with respect to the period of the option and those in which depreciation of the revaluation amount is computed. Any taxpayers that have filed such claims with respect to fiscal years closed before the Law becomes effective, required to withdraw such claims and rights invoked. (See Note 15).

The Company has conducted analyses and calculations in order to assess the convenience of opting for the application of the asset revaluation regime and decided not to join the regime.

•	Inflation Adjustment

Notwithstanding the above-mentioned regime, Law No. 27,430 and its amendment and Law No. 27,468 provide that, effective as from fiscal years beginning on or after January 1, 2018, the inflation adjustment procedure set out in Title VI of the income tax law shall be applicable in fiscal years in which the variation of the accumulated CPI in the 36 months immediately preceding the end of the relevant fiscal year, is higher than 100%.

In the first, second and third year as from its effectiveness, this procedure shall be applicable as long as the accumulated variation of the CPI, calculated from the beginning of the first year to the end of each year, is 55%,  35% and 15% higher, respectively. Likewise, it is foreseen that the restatement for positive or negative inflation, depending on the case, corresponding to the first, second and third fiscal year beginning on January 1, 2018 that must be calculated in order to verify the anticipated assumptions, should be recognized one third in that fiscal period and the remaining two thirds, in equal parts, in the next two immediate fiscal periods.

Internal Taxes and Tax Collection ENARD

The Law No. 27,430 also provides for an increase in the effective internal tax rate applicable to mobile telephone services from 4.16% to 5.26% in force for the taxable events ocurred as of March 1, 2018. Likewise, such law repeals collection at source of the charge imposed for the benefit of the ENARD from the aforementioned date.

In addition, pursuant to Decree No. 979/2017, as from November 15, 2017, for the year ended December 31, 2018, the effective tax rate (for internal taxes) on the sale of imported mobile phones and other wireless network equipment is reduced from 20.48% to 11.73%. Such rate, pursuant to Law No. 27,430, will decrease gradually until its complete phase out as from January 1, 2024 (for the year 2019 the rate will be 9.89%). In the case of goods manufactured in Tierra del Fuego, the rate is set at 0% as from November 15, 2017.

Tax on deposits to and withdrawals from bank accounts

Pursuant to Law No. 27,432, the PEN may establish that the percentage of the tax rate on bank credit and debits that, to date may not be creditable against income tax, be gradually reduced up to 20% per year as from January 1, 2018. The PEN may provide that, by 2022, it be fully creditable against income tax. On May 7, 2018, Decree 409/2018 was published. It established that for transactions reached at the general tax rate, it can be computed as an advance payment up to 33% of the tax originated in both the accredited amounts and the debited and for the other taxable events achieved by the tax. In the case of operations taxed at a reduced rate, the computation as credit of the tax will be 20%.

These provisions are applicable to advances and balances of income tax corresponding to fiscal periods beginning on or after January 1, 2018, for tax credits originated in taxable events that occurred since that date.

Social Security

Law No. 27,430 gradually reduces the percentage of employers’ contributions to be paid by large companies from 21% to reach 19.5% in 2022.

It establishes a non-taxable base for calculating employers’ contributions of 2,400 Argentine pesos for 2018, which will increase since January 2019 until reaching 12,000 Argentine pesos in 2022, based on the variations of the CPI. Pursuant to the provisions of RESOL-2018-3-APN-SESS#MSYDS the non-taxable base for 2019 will be 7,003.68 Argentine pesos. In addition, employer contributions that result in payment on account of VAT are gradually eliminated.

Additionally, the National Budget Law for the year 2019, Law No. 27,467, provides that entities that provide broadcast television or physical link and/or radio electric link subscription television services, audio broadcasting, cable television signals, newspaper, magazine or periodical publishing companies or companies engaged in digital journalism, and the distributors of those publishing companies, may all calculate employer’s contributions paid in connection with the personnel engaged in said activities as tax credit on VAT. These contributions must have been accrued in the fiscal period and effectively paid at the moment of submitting the VAT return. As provided above, where the salaries that give rise to the contributions which may be calculated as tax credit on VAT are indistinctly related to other activities outside the scope of this benefit, they will be subject to the apportionment procedure. During 2018, the Company has applied a regime similar to that provided under Law No. 27,467, based on final court decisions allowing its application.

•	Export duties

The Law No. 27,467, granted to the PEN, until December 31, 2020, the power to apply export duties on the services carried out in Argentina whose utilization or effective exploitation is carried out abroad, with a rate of up to 30% of the value of such services. In this sense, Decree No. 1201/2018 established that such services are subject to an export duty at a rate of 12% with a with a maximum limit of $ 4 for each dollar of taxable value of said operation payable on a monthly basis according to the transactions billed.

This duty is applicable on export of services rendered and invoiced since January 1, 2019 until December 31, 2020, including services originated in contracts or transactions initiated before that date.

Tax Consensus

On the other hand, on January 2, 2018, Law No. 27,429 - “Tax Consensus” was published in the Official Gazette. Said Law approves the Tax Consensus signed between the National Executive Branch and the representatives of the Provinces and the Autonomous City of Buenos Aires.

The tax consensus seeks to harmonize the tax structures of the different jurisdictions to promote employment, investment and economic growth and to promote uniform policies. In this sense, both the National State and the Provinces and the Autonomous City of Buenos Aires agree to comply with certain commitments. Among the commitments undertaken by the Provinces, the most relevant are, with respect to Turnover Tax, the immediate elimination of differential treatments based on the place of business or the location of the taxpayer's establishment or the location where goods are manufactured and the establishment of exemptions and the application of tax rates that shall not exceed those set forth for each activity and period in the Annex to the Consensus (in the case of communications 5% in 2018, which will decrease to 3% by 2022, and in the case of mobile telephony 7% in 2018 decreasing to reach 5% in 2022).

It was also ordered the repeal of all payroll taxes

As to stamp tax rates, it was agreed for certain activities and contracts, the establishment of a maximum stamp tax rate of 0.75% as from January 1, 2019, with a gradual decrease until its complete phase out as from January 1, 2022. However, this point was postponed for a year through Law No. 27,469 “2018 Tax consensus” published in the Official Gazette on December 4, 2018.

Provisions

p)   Provisions

Telecom records provisions when it has a present, legal or constructive obligation, to a third party, as a result of a past event, when it is probable that an outflow of resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value of money is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, taking into account the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as finance expenses. For more information, see Note 18.

Provisions also include the expected costs of dismantling assets and restoring the corresponding site if a legal or constructive obligation exists, as mentioned in h) above. The accounting estimates for dismantling costs, including discount rates, and the dates in which such costs are expected to be incurred are reviewed annually, at each financial year-end.

Dividends	q) Dividends Dividends payable are reported as a change in equity in the year in which they are approved by the Shareholders’ Meeting.
Debt Financial Costs and Other Financial Results, net

r)   Debt Financial Costs and Other Financial Results, net

Debt Financial costs and other financial results, net, are recorded as incurred and include, among others:

•	interest accrued on the related financial assets and liabilities using the effective interest rate method;
•	financial discounts on debt;
•	changes in fair value of derivatives and other financial instruments measured at fair value through profit or loss;
•	results from operations with notes and bonds;
•	gains and losses on foreign exchange and financial instruments; and
•	interest on provisions.

Acquisition of Treasury Shares

s)   Acquisition of Treasury Shares

In connection with the Treasury Shares Acquisition Process described in Note 20 d) to these consolidated financial statements, the Company has applied the guidance set forth in IAS 32, which provides, consistently with the CNV Regulations, that any instruments of its own equity acquired by the Company must be recorded at the acquisition cost and must be deducted from Equity under the caption “Treasury shares acquisition cost”. No profit or loss resulting from holding such instruments of own equity shall be recognized in the income statement. If the treasury shares are sold, the account “Treasury shares acquisition cost” shall be cancelled and the difference between the net realizable value of the treasury shares sold and its acquisition cost shall be recorded, if positive, within Equity under the “Treasury shares negotiation premium” caption. If such difference is negative, the resulting amount shall be recorded within Equity under the “Treasury shares negotiation discount” caption.

Earnings per share

t)   Earnings per Share

Basic earnings per share are calculated by dividing the net income or loss attributable to owners of the Parent by the weighted average number of ordinary shares outstanding during the year (for more information, see Note 25).

Adoption of IFRS 15 (Revenue from Contracts with Customers)

u)   Adoption of IFRS 15 (Revenue from Contracts with Customers)

As from January 1, 2018, the Company adopted IFRS 15 (Revenue from Contracts with Customers.) The Company opted for the modified retrospective application of IFRS 15, as provided under such standard. Though the application is retrospective, the accumulated impact of the initial application is recognized as an adjustment to retained earnings initial balance of the year of initial application (only for contracts that are not completed contracts as of the date of initial application).

The allocation of the transaction price among different performance obligations required by IFRS 15 is one of the main issues that telecommunications companies have to assess, mainly because of the great variety of plans they offer to their customers by combining different services and equipment, mainly in mobile telephony contracts. Another relevant issue to the telecommunications industry is the capitalization of incremental costs of obtaining a contract if the entity estimates that they will be recovered.

The standard requires assigning the total selling price to each performance obligation proportionally to its standalone selling price, being the main performance obligations of those contracts the handset and the service revenues, considering an estimated service term which varies depending on the contract's enforceability according to the type of customers (currently 24 months for large customers and indeterminate term for individuals).

These amendments introduced by the standard initially generated an early recognition of handset sales revenues with impact on retained earnings of $808, attributable to Telecom due to the partial retroactive application of the standard, against the recognition of an IFRS 15 contractual assets of $1,153 and deferred income tax liability of $345 as of January 1, 2018. Such increase is due to the fact that the discounts given to the customer on handsets is assigned between the sale of handsets and the services. Before the application of this standard, said discount was allocated to the sale of handsets.

Additionally, this standard generated a reassignment of revenues, increasing equipment sales revenues $588 and reducing the recognition of services revenues $483, generating a net increase in revenues of $105 and a deferred income tax of $32 ($73 of net income, Argentine pesos 0.02 per share) for the year ended December 31, 2018.

The contractual asset as of December 31, 2018 amounts to $85, which is disclosed under current and non-current trade receivables will decrease as the revenue from services is recognized until the end of the stipulated contractual term.

On the other hand, the capitalization of handset subsidies occasionally granted by Telecom and its subsidiaries to new postpaid subscribers was discontinued in light of the interpretations of the new standard maintaining the capitalization of the commissions paid for the acquisition of postpaid and “Abono fijo” customers in the mobile telephony and Internet segment as incremental costs of obtaining contracts under IFRS 15, because these costs are necessary to obtain new contracts with customers and only if they continue satisfying the capitalization conditions under the IFRS.

The decrease in the residual value of the capitalized handset subsidies generated an effect on Retained Earnings as of January 1, 2018 in the amount of $90 (corresponds to lower retained earnings of $125 net of income tax of $35), of which $83 is attributable to controlling shareholders (that corresponds to $117, net of income tax for $34) and $7 to non-controlling interest (that corresponds to $8, net of income tax for $1). The non-capitalization of handset subsidies as from the year ended December 31, 2018 generated an increase in the Cost of equipment and handsets of approximately $145 and a decrease in amortization of approximately $143 for year ended December 31, 2018 (impact of a loss of $2, which net of income tax of $1, would amount to $1).

Adoption of the Amendments to IFRS 9 "Financial Instruments"

v)   Adoption of the Amendments to IFRS 9 "Financial Instruments”

As from January 1, 2018, the Company adopted the amendments to IFRS 9, which basically incorporate requirements related to the recognition of expected credit losses of financial assets, as follows:

•	In the case of trade receivables, the allowance for doubtful accounts must be measured in an amount equal to the lifetime expected credit losses.
•

For the rest of the financial instruments, the expected credit losses for the next 12 months must be recognized (lifetime expected losses over the contractual payments of the financial instrument of which the default is estimated in the next 12 months), except the case of significant increase in the financial instrument’s credit risk so the lifetime expected credit losses must be recorded, i.e. The expected credit losses for the full term of the financial instrument.

Expected credit losses related to trade receivables generated an effect on Retained Earnings as of January 1, 2018 in the amount of $489 (an increase in the allowance of $982 - of which $245 correspond to previously existing receivables in Cablevisión, net of income tax of $260), which at closing currency amounts to $722, of which $701 is attributable to controlling shareholders ($956, net of income tax of $255) and $21 to non-controlling shareholders ($25, net of income tax of $4).

On the other hand, the effect of applying that standard for year ended December 31, 2018 generated an increase in bad debts expenses of $496, net of the tax effect of $149, amounted to a net loss of $347 (net loss attributable to controlling company amounted to approximately $348, Argentine pesos 0.16 per share).

Use of estimates

w)   Use of Estimates

The preparation of consolidated financial statements and related disclosures in conformity with IFRS requires Management to make estimates and assumptions based also on subjective judgments, past experience and hypotheses considered reasonable and realistic in relation to the information known at the time of the estimate.

Such estimates have an effect on the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of issuance of these consolidated financial statements as well as the amount of revenues and costs during the year. Actual results could differ, even significantly, from those estimates owing to possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

The most important accounting estimates which require a high degree of subjective assumptions and judgments are addressed below:

Item or Account	Estimates
Revenues

Revenue recognition is influenced by estimates on:

•  the expected duration of the relationship with the customer for deferred IFRS 15 contractual assets and revenues regarding upfront connection fees;

•  traffic and consumption measures.

Useful lives and residual value of PP&E and Intangible assets

PP&E and intangible assets, except for indefinite useful life intangibles, are depreciated or amortized on a straight-line basis over their estimated useful lives. The determination of the depreciable amount of the assets and their useful lives involves significant judgment. The Company periodically reviews, at least at each financial year-end, the estimated useful lives of its PP&E and amortizable intangible assets.

Recoverability of PP&E and intangible assets with finite useful life

At least at every annual closing date, an assessment is made regarding whenever events or changes in circumstances indicate that PP&E and amortizing intangible assets may be impaired.

The recoverable amount is the higher of the fair value (less costs to sell) and its value in use. The identification of impairment indicators and the estimation of the value in use for assets (or groups of assets or cash generating units) require management to make judgments concerning the validation of impairment indicators, expected cash flows and applicable discount rates. Estimated cash flows are based on Management’s assumptions about the key factors that could affect future business performance such as the future market share, competition level, capital expenditures, salary increases, foreign exchange rates evolution, capital structure, capital cost and discount rates, among others.

For the years presented, the Company estimated that there are no indicators of impairment of assets that are subject to amortization, with the exception of those mentioned in the point l) of this note and the adjustment for inflation recognized since 2018. For this reason, the recovery test of the total fixed assets was carried out estimating the value in use of the assets. However, changes in our current expectations and operating assumptions, including changes in our business strategy, technology, competition and changes in market conditions, could significantly impact these judgments and/or assumptions and could require future adjustments to the recorded assets.

Recoverability of Intangible assets with indefinite useful life and goodwill

Telecom determined that the Company's PCS license, SRCE license and the brands acquired through the business combination described in Note 4.a) meet the definition of indefinite-lived intangible assets for the years presented, therefore they are subject to the evaluation of their recoverability, at least annually. In addition, the Company records goodwill that is not amortized and that should be tested for impairment on an annual basis. The recoverability assessment of an indefinite-lived intangible asset and goodwill requires our Management to make assumptions about the future cash flows expected to be derived from such asset.

Estimated cash flows are based on significant Management’s assumptions about the key factors that could affect future business performance such as the future market share, competition level, capital expenditures, salary increases, foreign exchange rates evolution, capital structure, discount rate, among others. The discount rate used to determine the discounted cash flow is an annual real US dollar rate of approximately 9.66%.

Except for the specifically mentioned in point l of this Note, there has been no recognition of impairment of PP&E and Intangible Assets.

Our judgments regarding future cash flows may change due to future market conditions, business strategy, the evolution of technology and other factors. These changes, if any, may require adjustments to the carrying amount of the PCS license, brands, SRCE license and Goodwill.

Income Tax: recoverability assessment of deferred tax assets and other tax receivables Deferred income tax measuring

Income taxes (current and deferred) are calculated in Telecom and its subsidiaries according to a reasonable interpretation of the tax laws in effect in each jurisdiction where the companies operate. The recoverability assessment of deferred tax assets sometimes involves complex estimates to determine taxable income and deductible and taxable temporary differences between the carrying amounts and the taxable amounts. In particular, deferred tax assets are recognized to the extent that future taxable income will be available against which they can be utilized. The measurement of the recoverability of deferred tax assets takes into account the estimate of future taxable income based on the Company’s projections and on conservative tax planning.

Additionally, by Law No. 27,430, the corporate income tax rate for argentine companies decreases as detailed under Note 3.o). Therefore, for the measuring of deferred tax, the fiscal year of future reversals of temporary differences that originate deferred tax/liability has been estimated, applying the income tax rate of each reversal period. The actual moment of the future income and tax deductions may differ from the estimated, and may produce impact in future income.

The recoverability assessment of the tax receivable related to the actions of recourse filed by the Company’s related to income tax inflation adjustment (Note 15) is based on the existing legal arguments on this matter and the behavior of the National Tax Authority in revising the actions of recourse filed by the Company.

Receivables and payables valued at amortized cost

Receivables and payables valued at amortized cost are initially recorded at their fair value, which is generally determined by using a discounted cash flow valuation method. The fair value under this method is estimated as the present value of all future cash flows discounted using an estimated discount rate, especially for long term receivables and payables.

The discount rate used to determine the discounted cash flow of long-term receivables is in a range of 29-40% for the year 2018. Adittionally, to discount long-term receivables in U.S. dollars it was used an approximate annual rate in dollars of 8.32% for the year 2018 and 13% for the year 2017. The discount rates for accounts receivables in Guaraníes were 9% and 9.8% for the years 2018 and 2017and the discount rates in Guaraníes for financial debt were 8.32 and 8.83% for the years 2018 and 2017, respectively.

Measurement of the fair value of certain financial instruments

The fair value of a financial instrument is the amount at which the instrument could be purchased or sold in an orderly transaction between market participants and duly informed, based on mutual independence. If there is a quoted market price available for an instrument in an active market, the fair value is calculated based on that price.

If there is not a quoted market price available for a financial instrument, its fair value is estimated based on the price established in recent transactions involving the same or similar instruments and, if not, based on valuation techniques regularly used in financial markets. The Company uses its judgment to select a variety of methods and makes assumptions based on market conditions at closing. For more information on the determination of those values, see Note 21.

Provisions

The Company is subject to proceedings, lawsuits and other claims related to labor, civil, tax, regulatory and other matters. In order to determine the proper level of provisions, Management assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. Internal and external legal counsels are consulted on these matters. A determination of the amount of provisions required, if any, is made after analysis of each individual issue. The determination of the required provisions may change in the future due to new developments in each matter, changes in jurisprudential precedents and tribunal decisions or changes in its method of resolving such matters, such as changes in settlement strategy.

Allowance for Doubtful Accounts

The recoverability of trade receivables is measured by considering the aging of the accounts receivable balances, the unsubscribe, historical write-offs, public sector and corporate customer creditworthiness and changes in the customer payment terms, as well as the estimates regarding future performance, determining the expected credit loss according to the guidelines of IFRS 9. If the financial condition of the customers were to deteriorate, the actual write-offs could differ than expected.

Business Combinations

In connection with the accounting treatment of the business combination referred to in Note 4.a), the Company has identified the assets and liabilities of the acquiree and the estimation of their fair value as of the date of the business combination. With regard to those assets that are subject to amortization or depreciation, the Company made an estimation of their useful lives.

Any change in the estimates made by the Company may affect the valuation of the identified assets and liabilities and could generate an impact in results of operations.

In the absence of a Standard or an Accounting Interpretation that specifically applies to a particular transaction, Management considers the IFRS general framework and valuation techniques generally applied in the telecommunication industry and uses its judgment to evaluate the accounting methods to adopt with a view to providing financial statements which faithfully represent the financial position, the results of operations and the cash flows of Telecom and its subsidiaries, reflect the economic substance of the transactions, be neutral, be prepared on a prudent basis and be complete in all material respects.

New Standards and Interpretations issued by the IASB not in force

x)   New Standards and Interpretations issued by the IASB not in force

IFRS 16 (Leases)

In January 2016, IFRS 16 was issued, which replaces IAS 17, IFRIC 14 and SIC 15 and 27. This standard establishes the criteria for recognition and valuation of leases for lessees and lessors. The changes incorporated impact mainly on the lessees accounting.

IFRS 16 provides that the lessee recognizes a right of use asset and a liability at present value with respect to those contracts that meet the definition of leases under IFRS 16. According to the standard, a lease is a contract that provides the right to control the use of an identified asset for a specified time period. For a company having control of use of an identified asset it:

a)must have the right to obtain substantially all the economic benefits of the identified assets and

b)must have the right to direct the use of the identified asset.

The standard allows to exclude short-term contracts (less than 12 months) and those in which the underlying asset has low value

The application of IFRS 16 will increase assets and liabilities and will generate a decrease in operating costs. In addition, there will be an increase in the balance of amortization and financial results generated by the adjustment of lease liabilities. It will also change the presentation of the income statement and the statement of cash flows.

The standard is effective for the years beginning on or after January 1, 2019. The approximate impact of this standard implementation at such date would be an increase in non-current assets by initial recognition of rights of use and current and non-current trade payables for $3.6 billion. Likewise, as a consequence of this initial recognition, there would be an approximate impact on the Statement of income for the year 2019 of: decrease in operating leases of $1.6 billion, increase in amortizations of $1.3 billion and increase in financial expenses of $0.3 billion.

IFRIC 23 (Uncertainty over Income Tax Treatments)

On October 2017, IASB issued IFRIC 23. In case of uncertainty over tax treatments, this IFRIC provides that: (i) if uncertain tax treatments must be assessed separately; (ii) the assumptions used by the tax authority over the tax treatments (the company will have to assess if it’s probable that the tax authority will accept the uncertain tax treatment assuming that the taxation authority is going to assess such uncertain tax treatment); (iii) how a company measures the tax income (loss), the tax bases, taxes and fiscal credits not deducted and tax rates (assessment  of the probability of occurrence); and (iv) how the changes in facts and circumstances are considered.

The new standard is effective for fiscal years beginning on or after January 1, 2019. The Company and its subsidiaries do not expect impacts on the application of this interpretation on their consolidated statements of financial position, results of operations or cash flows.